Accounts receivable, net (Details) - Schedule of company’s allowance for credit losses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Company SAllowance For Credit Losses Abstract
Opening balance	$ 2,073,836	$ 4,383,573
Additions charged	1,344,009	49,709
Bad debts written off		(2,359,446)
Closing balance	$ 3,417,845	$ 2,073,836